UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Flexible Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	58.79%
Aa1	0.39
Aa2	0.13
A1	1.45
A2	2.53
A3	1.22
Baa1	3.28
Baa2	5.71
Baa3	11.09
Ba1	2.93
Ba2	2.63
Ba3	1.66
B1	1.60
B2	0.63
B3	0.74
CCC, CC, C	0.65
Equities	0.68
Not Rated	1.23
Short Term Investments	2.66
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(05/01/20)	(10/30/20)	(05/01/20 – 10/30/20)
Institutional Class
Actual	$1,000.00	$1,024.90	$2.28 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.28 *
Investor Class
Actual	$1,000.00	$ 988.00	$1.24 **
Hypothetical (5% return before expenses)	$1,000.00	$1,006.60	$1.25 **
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 57/365 days to reflect the share class's inception date of September 3, 2020 through October 30, 2020.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.95%
	Ally Auto Receivables Trust
	Series 2019-2 Class A3
$ 30,000	2.23%, 01/16/2024	$ 30,531
	Series 2019-4 Class A3
50,000	1.84%, 06/17/2024	50,793
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
10,000	2.89%, 09/12/2025	10,212
	Series 2020-1 Class D
350,000	2.39%, 03/13/2026	355,869
	Series 2020-4 Class C
300,000	1.31%, 12/14/2026	299,916
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	84,243
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,314
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,512
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,172
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	20,225
	Series 2020-2 Class D
5,000	2.13%, 03/18/2026	5,091
34,183	ARL Second LLC(b) Series 2014-1A Class A1 2.92%, 06/15/2044	33,967
575,000	Bain Capital Credit Ltd(b)(c) Series 2020-4A Class C 2.92%, 10/20/2033 3-mo. LIBOR + 2.70%	575,000
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2013-2A Class CR
25,000	1.87%, 01/18/2029 3-mo. LIBOR + 1.65%	23,753
	Series 2016-3A Class A1R
24,853	1.24%, 10/20/2029 3-mo. LIBOR + 1.02%	24,480
745,695	Carlyle US Ltd(b)(c) Series 2017-1A Class A1A 1.52%, 04/20/2031 3-mo. LIBOR + 1.30%	738,541
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,155
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,119
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	16,301
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,111
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 265,000	1.75%, 04/15/2027	$ 263,383
	CIFC Funding Ltd(b)(c)
	Series 2017-3A Class A1
350,000	1.44%, 07/20/2030 3-mo. LIBOR + 1.22%	346,494
	Series 2018-5A Class A1
300,000	1.41%, 01/15/2032 3-mo. LIBOR + 1.19%	296,238
105,000	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	104,942
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-3A Class A
250,000	1.24%, 10/15/2029	249,827
	Series 2020-3A Class C
250,000	2.28%, 02/15/2030	249,706
20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	20,536
	Drive Auto Receivables Trust
	Series 2018-3 Class D
5,000	4.30%, 09/16/2024	5,208
	Series 2018-4 Class D
155,000	4.09%, 01/15/2026	161,609
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,131
	Series 2020-1 Class C
155,000	2.36%, 03/16/2026	158,845
	Series 2020-1 Class D
5,000	2.70%, 05/17/2027	5,108
10,000	DT Auto Owner Trust(b) Series 2019-4A Class D 2.85%, 07/15/2025	10,315
20,000	Exeter Automobile Receivables Trust(b) Series 2019-4A Class D 2.58%, 09/15/2025	20,493
	Flagship Credit Auto Trust(b)
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,415
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	15,258
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	189,858
	Ford Credit Auto Owner Trust
	Series 2019-C Class A3
10,000	1.87%, 03/15/2024	10,212
	Series 2020-B Class A3
35,000	0.56%, 10/15/2024	35,154

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 10,000	GLS Auto Receivables Issuer Trust(b) Series 2020-1A Class C 2.72%, 11/17/2025	$ 10,216
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
20,000	1.75%, 07/16/2024	20,333
	Series 2020-1 Class A3
10,000	1.84%, 09/16/2024	10,207
	Series 2020-4 Class A3
10,000	0.38%, 08/18/2025	9,999
25,000	Greenwood Park Ltd(b)(c) Series 2018-1A Class A1 1.25%, 04/15/2031 3-mo. LIBOR + 1.03%	24,630
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
15,000	1.83%, 01/18/2024	15,321
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	30,903
	Series 2020-3 Class A3
5,000	0.37%, 10/18/2024	5,002
550,000	LCM XIII LP(b)(c) Series 2013-A Class ARR 1.35%, 07/19/2027 3-mo. LIBOR + 1.14%	543,666
8,662	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	8,632
250,000	Marathon Ltd(b)(c) Series 2020-15A Class A2A 2.57%, 11/15/2031 3-mo. LIBOR + 2.30%	250,000
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
5,000	1.93%, 07/15/2024	5,116
	Series 2020-A Class A3
30,000	1.38%, 12/16/2024	30,582
	Series 2020-B Class A3
25,000	0.55%, 07/15/2024	25,097
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,270
	Series 2020-1 Class D
15,000	5.35%, 03/15/2028	16,723
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	214,511
	Series 2020-3 Class C
15,000	1.12%, 01/15/2026	15,024
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	5,007
30,000	Sound Point VIII-R Ltd(b)(c) Series 2015-1RA Class A 1.58%, 04/15/2030 3-mo. LIBOR + 1.36%	29,773
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 125,000	Towd Point Mortgage Trust(b)(d) Series 2020-2 Class A2B 3.00%, 04/25/2060	$ 132,104
	Toyota Auto Receivables Owner Trust
	Series 2019-D Class A3
25,000	1.92%, 01/16/2024	25,527
	Series 2020-C Class A3
10,000	0.44%, 10/15/2024	10,021
	Series 2020-D Class A3
10,000	0.35%, 01/15/2025	10,012
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	5,187
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	100,000
	Venture Ltd(b)(c)
	Series 2013-15A Class A1R2
695,739	1.59%, 07/15/2032 3-mo. LIBOR + 1.37%	687,317
	Series 2018-32A Class C
25,000	2.17%, 07/18/2031 3-mo. LIBOR + 1.95%	23,219
3,261	VOLT LXXXIII LLC(b)(e) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	3,265
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	10,246
	Series 2020-3A Class C
100,000	1.24%, 11/17/2025	100,185
TOTAL ASSET-BACKED SECURITIES — 2.95% (Cost $6,855,599)		$ 6,852,132
CORPORATE BONDS AND NOTES
Basic Materials — 1.80%
150,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	141,187
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	452,211
740,000	2.63%, 09/10/2030	740,172
15,000	ArcelorMittal SA 4.55%, 03/11/2026	16,147
210,000	Braskem Netherlands Finance BV(b) 4.50%, 01/31/2030	193,945
670,000	First Quantum Minerals Ltd(b) 6.88%, 10/15/2027	666,650
	FMC Corp
5,000	3.45%, 10/01/2029	5,506
40,000	4.50%, 10/01/2049	48,020
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,219

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 285,000	4.25%, 03/01/2030	$ 299,427
5,000	4.63%, 08/01/2030	5,338
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	5,441
10,000	3.88%, 10/27/2027	10,879
35,000	4.88%, 03/12/2029	40,482
1,025,000	2.50%, 09/01/2030	995,641
10,000	LYB International Finance III LLC 4.20%, 10/15/2049	10,763
5,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	5,435
495,000	Nutrition & Biosciences Inc(b) 2.30%, 11/01/2030	497,800
	Steel Dynamics Inc
15,000	3.45%, 04/15/2030	16,452
20,000	3.25%, 01/15/2031	21,583
		4,178,298
Communications — 5.48%
135,000	Amazon.com Inc 2.50%, 06/03/2050	133,085
	AT&T Inc
5,000	4.35%, 03/01/2029	5,811
5,000	4.30%, 02/15/2030	5,827
3,000	4.35%, 06/15/2045	3,316
82,000	4.50%, 03/09/2048	91,401
7,000	3.55%, 09/15/2055(b)	6,618
2,374,000	3.65%, 09/15/2059(b)	2,247,254
40,000	Block Communications Inc(b) 4.88%, 03/01/2028	41,000
	Booking Holdings Inc
10,000	4.50%, 04/13/2027	11,658
490,000	4.63%, 04/13/2030	579,775
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
5,000	5.50%, 05/01/2026	5,200
50,000	5.13%, 05/01/2027	52,500
235,000	4.50%, 08/15/2030	244,106
320,000	4.25%, 02/01/2031	327,200
100,000	4.50%, 05/01/2032	103,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	11,644
1,220,000	4.80%, 03/01/2050	1,384,008
250,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	242,500
	CommScope Inc(b)
65,000	6.00%, 03/01/2026	67,429
85,000	7.13%, 07/01/2028	85,472
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	201,294
	Cox Communications Inc(b)
25,000	4.80%, 02/01/2035	30,965
Principal Amount(a)		Fair Value
Communications — (continued)
$ 565,000	4.70%, 12/15/2042	$ 684,560
	CSC Holdings LLC(b)
200,000	4.13%, 12/01/2030	203,356
400,000	4.63%, 12/01/2030	399,892
	Discovery Communications LLC
25,000	3.95%, 03/20/2028	28,114
390,000	4.00%, 09/15/2055(b)	393,593
	Expedia Group Inc
25,000	6.25%, 05/01/2025(b)	27,490
10,000	7.00%, 05/01/2025(b)	10,708
10,000	4.63%, 08/01/2027(b)	10,476
5,000	3.80%, 02/15/2028	5,021
1,430,000	3.25%, 02/15/2030	1,387,167
	iHeartCommunications Inc
60,000	6.38%, 05/01/2026	62,475
195,000	8.38%, 05/01/2027	190,174
80,000	5.25%, 08/15/2027(b)	78,965
	Lamar Media Corp
50,000	3.75%, 02/15/2028	49,656
130,000	4.00%, 02/15/2030	131,138
200,000	Millicom International Cellular SA(b) 5.13%, 01/15/2028	210,000
	Netflix Inc
5,000	5.88%, 11/15/2028	5,974
425,000	4.88%, 06/15/2030(b)	485,031
40,000	Nokia Oyj 4.38%, 06/12/2027	42,675
	Sirius XM Radio Inc(b)
5,000	5.38%, 07/15/2026	5,207
145,000	5.00%, 08/01/2027	151,887
15,000	Sprint Capital Corp 6.88%, 11/15/2028	18,956
5,000	Sprint Corp 7.25%, 09/15/2021	5,208
330,000	Telefonica Emisiones SA 5.52%, 03/01/2049	406,773
35,000	Time Warner Cable LLC 4.50%, 09/15/2042	37,929
	T-Mobile USA Inc
5,000	4.50%, 02/01/2026	5,125
665,000	3.88%, 04/15/2030(b)	747,034
	Uber Technologies Inc(b)
10,000	7.50%, 05/15/2025	10,513
15,000	8.00%, 11/01/2026	15,806
575,000	6.25%, 01/15/2028	582,906
	ViacomCBS Inc
5,000	4.20%, 06/01/2029	5,822
20,000	4.95%, 01/15/2031	24,259
	Virgin Media Finance PLC(b)
200,000	5.50%, 08/15/2026	208,070
200,000	5.00%, 07/15/2030	199,000
		12,712,273

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 2.19%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
$ 5,000	5.75%, 04/15/2025	$ 5,328
45,000	3.88%, 01/15/2028	45,337
200,000	4.00%, 10/15/2030	198,750
	American Airlines Pass Through Trust
	Series 2016-1 Class B
6,187	5.25%, 01/15/2024	4,047
	Series 2013-1 Class A
54,474	4.00%, 07/15/2025	40,850
	Series 2017-2 Class B
3,736	3.70%, 10/15/2025	2,411
	Series 2016-3 Class B
22,046	3.75%, 10/15/2025	15,403
	Series 2019-1 Class B
23,498	3.85%, 02/15/2028	14,569
	Series 2016-3 Class A
156,100	3.25%, 10/15/2028	120,237
45,000	American Honda Finance Corp 1.95%, 05/20/2022	46,095
40,000	AutoNation Inc 4.75%, 06/01/2030	46,853
	AutoZone Inc
10,000	3.63%, 04/15/2025	11,105
475,000	4.00%, 04/15/2030(f)	553,591
4,893	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	4,063
	Carvana Co(b)
200,000	5.63%, 10/01/2025	197,000
5,000	5.88%, 10/01/2028	4,939
5,000	Dollar General Corp 3.50%, 04/03/2030	5,685
	Ford Motor Co
10,000	8.50%, 04/21/2023	11,037
235,000	9.00%, 04/22/2025	276,419
60,000	9.63%, 04/22/2030(f)	80,550
	General Motors Co
115,000	5.20%, 04/01/2045	127,931
1,295,000	5.40%, 04/01/2048	1,473,298
20,000	5.95%, 04/01/2049	24,328
100,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	97,038
5,000	Hyatt Hotels Corp 5.75%, 04/23/2030	5,643
5,000	Lennar Corp 4.75%, 11/29/2027	5,713
	Marriott International Inc
40,000	5.75%, 05/01/2025	44,549
40,000	4.63%, 06/15/2030	42,665
5,000	McDonald's Corp 3.63%, 09/01/2049	5,544
	PulteGroup Inc
5,000	4.25%, 03/01/2021	5,031
200,000	6.00%, 02/15/2035	248,000
885,000	Toyota Motor Credit Corp 0.50%, 08/14/2023	890,256
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 45,000	Wyndham Destinations Inc(b) 6.63%, 07/31/2026	$ 47,878
	Yum! Brands Inc
5,000	7.75%, 04/01/2025(b)	5,492
260,000	4.75%, 01/15/2030(b)	278,905
110,000	3.63%, 03/15/2031	108,075
		5,094,615
Consumer, Non-Cyclical — 4.90%
200,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	201,087
405,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	495,607
	Anheuser-Busch InBev Worldwide Inc
10,000	4.60%, 04/15/2048	11,846
5,000	4.50%, 06/01/2050	5,907
200,000	Cigna Corp 4.90%, 12/15/2048	257,290
310,000	CVS Health Corp 3.25%, 08/15/2029	339,098
301,727	CVS Pass Through Trust(b) Series 2014 4.16%, 08/11/2036	320,104
40,000	Encompass Health Corp 4.75%, 02/01/2030	41,665
10,000	Equifax Inc 3.10%, 05/15/2030	10,794
150,000	Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	154,831
105,000	Gartner Inc(b) 3.75%, 10/01/2030	107,373
750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	749,407
	HCA Inc
325,000	4.13%, 06/15/2029	368,413
735,000	3.50%, 09/01/2030	750,698
440,000	5.25%, 06/15/2049	533,511
270,000	Hologic Inc(b) 3.25%, 02/15/2029	271,350
315,000	IHS Markit Ltd 4.25%, 05/01/2029	361,154
255,000	JBS USA LUX SA / JBS USA Finance Inc 5.75%, 06/15/2025	262,140
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	5,477
660,000	5.20%, 07/15/2045	728,595
165,000	4.38%, 06/01/2046	168,711
20,000	4.88%, 10/01/2049(b)	21,060
5,000	4.88%, 10/01/2049	5,265
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	43,340
10,000	Mylan Inc 5.40%, 11/29/2043	12,430

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 590,000	Mylan NV 5.25%, 06/15/2046	$ 732,509
200,000	NBM US Holdings Inc(b) 7.00%, 05/14/2026	212,200
1,005,000	PepsiCo Inc 0.40%, 10/07/2023	1,007,372
200,000	Perrigo Finance Unlimited Co 3.15%, 06/15/2030	205,985
140,000	Pilgrim's Pride Corp(b) 5.88%, 09/30/2027	147,893
	Post Holdings Inc
5,000	5.75%, 03/01/2027(b)	5,239
40,000	5.75%, 03/01/2027	41,908
35,000	4.63%, 04/15/2030(b)	35,919
370,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	376,967
	Tenet Healthcare Corp
125,000	5.13%, 05/01/2025	123,712
5,000	4.88%, 01/01/2026(b)	5,072
145,000	4.63%, 06/15/2028(b)	147,084
55,000	6.13%, 10/01/2028(b)	53,419
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.80%, 07/21/2023	9,484
440,000	3.15%, 10/01/2026	387,200
715,000	4.10%, 10/01/2046	594,322
720,000	Unilever Capital Corp 3.00%, 03/07/2022	745,847
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,419
65,000	4.00%, 07/15/2030	66,307
15,000	Upjohn Inc(b) 4.00%, 06/22/2050	15,730
190,000	Verisk Analytics Inc 4.13%, 03/15/2029	223,708
		11,370,449
Energy — 1.80%
530,000	Aker BP ASA(b) 4.00%, 01/15/2031	518,349
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	16,794
255,000	3.70%, 11/15/2029	266,795
255,000	Continental Resources Inc 3.80%, 06/01/2024	237,469
185,000	Diamondback Energy Inc 3.50%, 12/01/2029	183,928
	Energy Transfer Operating LP
225,000	3.75%, 05/15/2030	220,491
15,000	5.00%, 05/15/2050	13,958
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	21,505
485,000	5.45%, 06/01/2047	311,511
235,000	EQM Midstream Partners LP(f) 5.50%, 07/15/2028	237,996
15,000	EQT Corp 5.00%, 01/15/2029	15,000
Principal Amount(a)		Fair Value
Energy — (continued)
$ 725,000	Exxon Mobil Corp 1.90%, 08/16/2022	$ 744,234
235,000	Hess Corp 5.60%, 02/15/2041	251,801
120,000	Kinder Morgan Energy Partners LP 4.70%, 11/01/2042	126,301
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	179,422
	Occidental Petroleum Corp
80,000	2.70%, 02/15/2023	71,600
170,000	2.90%, 08/15/2024	141,525
5,000	3.50%, 06/15/2025	4,017
170,000	Petrobras Global Finance BV 6.90%, 03/19/2049	192,379
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	62,775
325,000	Sabine Pass Liquefaction LLC(b) 4.50%, 05/15/2030	363,169
		4,181,019
Financial — 6.91%
300,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.88%, 01/23/2028	284,328
	Air Lease Corp
10,000	3.38%, 07/01/2025	10,240
530,000	3.00%, 02/01/2030	492,572
20,000	Aircastle Ltd 4.25%, 06/15/2026	18,803
	Ally Financial Inc
5,000	3.88%, 05/21/2024	5,377
225,000	4.63%, 03/30/2025	251,625
790,000	5.80%, 05/01/2025	921,821
75,000	5.75%, 11/20/2025	85,230
320,000	American International Group Inc 4.20%, 04/01/2028	372,294
85,000	American Tower Corp REIT 2.10%, 06/15/2030	85,265
225,000	Athene Holding Ltd 3.50%, 01/15/2031	226,092
	Bank of America Corp
75,000	3.00%, 12/20/2023(c) 3-mo. LIBOR + 0.79%	78,669
295,000	0.81%, 10/24/2024(c) 1-yr. SOFR + 0.74%	295,267
290,000	4.18%, 11/25/2027	331,808
295,000	1.92%, 10/24/2031(c) 1-yr. SOFR + 1.37%	291,255
750,000	Barclays PLC 3.56%, 09/23/2035	742,545
	Brixmor Operating Partnership LP REIT
25,000	4.13%, 05/15/2029	27,088
455,000	4.05%, 07/01/2030	491,178
100,000	Citigroup Inc 3.50%, 05/15/2023	107,141

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 155,000	CNO Financial Group Inc 5.25%, 05/30/2029	$ 180,366
560,000	Credit Agricole SA 4.00%, 01/10/2033	610,588
	Crown Castle International Corp REIT
10,000	3.30%, 07/01/2030	10,884
550,000	2.25%, 01/15/2031	553,038
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	398,738
330,000	Deutsche Bank AG(c) 3.55%, 09/18/2031 1-yr. SOFR + 3.04%	332,809
	Equinix Inc REIT
15,000	3.20%, 11/18/2029	16,286
550,000	2.15%, 07/15/2030	551,942
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	22,907
465,000	Fidelity National Financial Inc 3.40%, 06/15/2030	495,130
405,000	GE Capital Funding LLC(b) 4.40%, 05/15/2030	441,191
70,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	73,059
205,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	223,783
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,171
10,000	6.25%, 05/15/2026	10,375
445,000	5.25%, 05/15/2027	460,489
	Iron Mountain Inc REIT(b)
5,000	5.00%, 07/15/2028	5,104
235,000	5.25%, 07/15/2030	241,169
220,000	Jefferies Group LLC 6.50%, 01/20/2043	282,540
30,000	JPMorgan Chase & Co(c) 4.49%, 03/24/2031 1-yr. SOFR + 3.79%	36,246
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,979
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
90,000	5.25%, 03/15/2022	87,300
205,000	5.25%, 10/01/2025	187,319
305,000	4.25%, 02/01/2027	263,825
860,000	Morgan Stanley 4.35%, 09/08/2026	998,056
15,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	16,041
	Navient Corp
95,000	7.25%, 09/25/2023	99,631
220,000	5.00%, 03/15/2027	205,445
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	27,500
80,000	5.38%, 11/15/2029	82,200
Principal Amount(a)		Fair Value
Financial — (continued)
$ 50,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	$ 52,263
1,055,000	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b) 3.88%, 03/01/2031	1,037,856
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,313
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	109,884
350,000	Royal Bank of Canada 0.50%, 10/26/2023	349,568
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	16,152
210,000	3.24%, 10/05/2026	225,973
	Simon Property Group LP REIT
195,000	2.65%, 07/15/2030(f)	194,924
90,000	3.80%, 07/15/2050	88,283
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	4,825
670,000	Societe Generale SA(b) 4.75%, 11/24/2025	737,195
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	15,299
430,000	Standard Chartered PLC(b) 4.64%, 04/01/2031	499,614
	Synchrony Financial
20,000	2.85%, 07/25/2022	20,634
205,000	4.38%, 03/19/2024	223,613
195,000	Welltower Inc REIT 4.25%, 04/01/2026	223,800
130,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	151,034
		16,033,939
Industrial — 3.06%
185,000	Aviation Capital Group LLC(b) 5.50%, 12/15/2024	192,611
	Boeing Co
5,000	2.25%, 06/15/2026	4,835
5,000	2.95%, 02/01/2030	4,754
15,000	5.15%, 05/01/2030	16,596
235,000	3.63%, 02/01/2031	233,873
5,000	3.55%, 03/01/2038	4,524
5,000	5.71%, 05/01/2040	5,751
5,000	3.38%, 06/15/2046	4,299
5,000	3.65%, 03/01/2047	4,406
5,000	3.63%, 03/01/2048	4,376
10,000	3.85%, 11/01/2048	8,890
5,000	3.90%, 05/01/2049	4,613
2,390,000	3.75%, 02/01/2050(f)	2,123,208
55,000	5.81%, 05/01/2050	64,684
5,000	5.93%, 05/01/2060	5,986
10,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	10,725
235,000	Carrier Global Corp(b) 2.72%, 02/15/2030	245,639

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 940,000	Caterpillar Financial Services Corp 0.45%, 09/14/2023	$ 939,611
	Cemex SAB de CV(b)
205,000	7.75%, 04/16/2026	216,890
200,000	5.20%, 09/17/2030	211,278
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	4,830
205,000	5.40%, 02/01/2027	194,959
5,000	FedEx Corp 5.25%, 05/15/2050	6,679
	General Electric Co
185,000	3.63%, 05/01/2030(f)	195,134
210,000	4.35%, 05/01/2050	221,971
	Huntington Ingalls Industries Inc(b)
5,000	3.84%, 05/01/2025	5,501
95,000	4.20%, 05/01/2030	109,656
10,000	Jabil Inc 3.00%, 01/15/2031	10,097
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	101,250
905,000	John Deere Capital Corp 2.95%, 04/01/2022	937,932
5,000	Keysight Technologies Inc 3.00%, 10/30/2029	5,404
	Spirit AeroSystems Inc
100,000	7.50%, 04/15/2025(b)	100,863
165,000	4.60%, 06/15/2028	137,228
60,000	Standard Industries Inc(b) 4.38%, 07/15/2030	61,800
470,000	Textron Inc 3.00%, 06/01/2030	493,359
120,000	TransDigm Inc(b) 6.25%, 03/15/2026	125,100
80,000	Vulcan Materials Co 3.50%, 06/01/2030	89,661
5,000	WRKCo Inc 3.00%, 06/15/2033	5,317
		7,114,290
Technology — 1.91%
	Broadcom Inc
50,000	4.75%, 04/15/2029	57,961
1,360,000	5.00%, 04/15/2030	1,604,150
15,000	4.15%, 11/15/2030	16,800
15,000	4.30%, 11/15/2032	17,138
80,000	CDW LLC / CDW Finance Corp 4.13%, 05/01/2025	83,158
5,000	Dell International LLC / EMC Corp(b) 7.13%, 06/15/2024	5,181
715,000	International Business Machines Corp 2.85%, 05/13/2022	742,344
310,000	Microchip Technology Inc 4.33%, 06/01/2023	334,069
Principal Amount(a)		Fair Value
Technology — (continued)
	Micron Technology Inc
$ 5,000	5.33%, 02/06/2029	$ 6,010
635,000	4.66%, 02/15/2030	746,875
	NXP BV / NXP Funding LLC / NXP USA Inc(b)
15,000	3.15%, 05/01/2027	16,223
205,000	3.40%, 05/01/2030	225,477
140,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	145,250
240,000	Oracle Corp 3.60%, 04/01/2050	263,817
65,000	Qorvo Inc(b) 3.38%, 04/01/2031	65,813
90,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	95,655
		4,425,921
Utilities — 0.94%
	AES Corp
60,000	5.13%, 09/01/2027	64,355
100,000	3.95%, 07/15/2030(b)	110,963
150,000	Calpine Corp(b) 5.13%, 03/15/2028	154,666
270,000	FirstEnergy Corp 3.40%, 03/01/2050	242,249
5,000	IPALCO Enterprises Inc(b) 4.25%, 05/01/2030	5,641
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,600
	NRG Energy Inc(b)
80,000	4.45%, 06/15/2029	87,554
170,000	5.25%, 06/15/2029	184,238
	PG&E Corp
10,000	4.30%, 03/15/2045	9,728
485,000	3.50%, 08/01/2050	436,702
60,000	Southern California Edison Co 3.65%, 02/01/2050	62,358
	Vistra Operations Co LLC(b)
35,000	3.70%, 01/30/2027	36,876
685,000	4.30%, 07/15/2029	740,867
		2,171,797
TOTAL CORPORATE BONDS AND NOTES — 28.99% (Cost $67,886,118)		$ 67,282,601
CONVERTIBLE BONDS
Communications — 0.44%
990,000	DISH Network Corp 3.38%, 08/15/2026	875,071
145,000	Palo Alto Networks Inc(b) 0.38%, 06/01/2025	147,356
		1,022,427

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 0.29%
	BioMarin Pharmaceutical Inc
$ 20,000	0.60%, 08/01/2024(f)	$ 20,575
620,000	1.25%, 05/15/2027(b)	595,975
45,000	Chegg Inc(b)(g) 0.00%, 09/01/2026	45,392
10,000	Teladoc Health Inc(b) 1.25%, 06/01/2027	11,643
		673,585
Utilities — 0.05%
105,000	NRG Energy Inc 2.75%, 06/01/2048	109,200
TOTAL CONVERTIBLE BONDS — 0.78% (Cost $1,859,340)		$ 1,805,212
FOREIGN GOVERNMENT BONDS AND NOTES
50,000	European Investment Bank 0.25%, 09/15/2023	49,966
35,000	Inter-American Development Bank 0.50%, 05/24/2023	35,200
65,000	Province of Quebec Canada 0.60%, 07/23/2025	64,932
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.06% (Cost $150,301)		$ 150,098
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.16%
24,977	BX Commercial Mortgage Trust(b)(c) Series 2020-BXLP Class C 1.27%, 12/15/2036 1-mo. LIBOR + 1.12%	24,539
50,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	55,316
20,000	Citigroup Commercial Mortgage Trust(b) Series 2019-PRM Class A 3.34%, 05/10/2036	21,211
25,000	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	25,264
230,000	Preston Ridge Partners Mortgage LLC(b)(e) Series 2020-5 Class A1 3.10%, 11/25/2025	230,000
		356,330
U.S. Government Agency — 5.29%
	Federal Home Loan Mortgage Corp
12,470	2.50%, 01/01/2029	12,993
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 170,154	3.00%, 11/01/2034	$ 178,289
38,061	2.50%, 06/01/2035	39,566
246,676	2.00%, 09/01/2035	255,779
198,712	2.00%, 10/01/2035	206,145
500,000	2.00%, 11/01/2035	518,704
82,024	3.00%, 09/01/2036	86,728
100,816	3.00%, 12/01/2046	106,097
72,240	4.00%, 05/01/2047	77,784
62,521	4.50%, 10/01/2047	67,959
75,904	4.00%, 02/01/2048	82,212
12,007	4.50%, 06/01/2048	12,990
16,122	4.00%, 10/01/2048	17,230
27,472	3.00%, 09/01/2049	28,686
30,846	3.50%, 09/01/2049	32,538
46,262	3.00%, 10/01/2049	48,292
28,537	3.00%, 11/01/2049	29,823
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
83,687	3.97%, 01/25/2021(d)	83,963
	Series K026 Class A2
40,000	2.51%, 11/25/2022	41,417
	Series K027 Class A2
40,000	2.64%, 01/25/2023	41,742
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	727,135
	Series K063 Class A2
532,076	3.43%, 01/25/2027(d)	606,945
	Series K064 Class A2
505,000	3.22%, 03/25/2027	572,659
	Series K067 Class A2
75,000	3.19%, 07/25/2027	84,966
	Series K069 Class A2
55,000	3.19%, 09/25/2027(d)	62,490
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	115,547
	Series K095 Class A1
29,338	2.63%, 11/25/2028	31,793
	Series K730 Class A1
90,357	3.45%, 09/25/2024	93,963
27,727	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	29,513
	Federal National Mortgage Association
13,511	2.50%, 06/01/2030	14,257
626,109	3.00%, 10/01/2033	655,207
37,169	3.00%, 06/01/2034	39,480
39,512	3.00%, 07/01/2034	42,368
22,351	3.00%, 10/01/2034	23,422
35,076	3.00%, 11/01/2034	36,810
614,058	2.50%, 08/01/2035	639,787
49,639	2.00%, 09/01/2035	51,496
500,000	2.00%, 10/01/2035	518,705
750,000	2.00%, 11/01/2035	778,056
71,848	3.50%, 12/01/2045	76,666

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 61,840	3.50%, 01/01/2046	$ 65,883
73,170	4.00%, 09/01/2047	78,608
34,638	3.50%, 01/01/2048	36,686
24,388	3.50%, 03/01/2048	25,860
15,872	4.00%, 06/01/2048	16,967
23,110	4.00%, 07/01/2049	25,267
43,458	3.50%, 08/01/2049	45,862
27,259	3.00%, 09/01/2049	28,448
44,316	3.00%, 10/01/2049	46,342
27,300	3.00%, 12/01/2049	28,500
37,474	3.50%, 12/01/2049	39,560
103,972	3.00%, 01/01/2050	108,948
34,091	3.00%, 02/01/2050	35,629
40,255	2.50%, 03/01/2050	41,969
25,766	2.50%, 04/01/2050	26,863
48,623	2.50%, 05/01/2050	50,694
485,880	2.50%, 06/01/2050	506,566
244,603	2.50%, 07/01/2050	255,016
29,877	2.50%, 08/01/2050	31,149
	Government National Mortgage Association
56,194	3.50%, 04/20/2047	60,017
36,714	4.00%, 04/20/2047	39,759
55,680	3.00%, 02/20/2048	58,108
77,886	3.50%, 02/20/2048	82,982
51,336	4.50%, 02/20/2048	55,754
3,225,000	Uniform Mortgage-Backed Security(h) 2.00%, TBA	3,317,593
		12,279,232
TOTAL MORTGAGE-BACKED SECURITIES — 5.45% (Cost $12,554,942)		$ 12,635,562
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	49,509
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.02% (Cost $45,258)		$ 49,509
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,750,000	1.38%, 04/30/2021	3,773,145
3,750,000	2.63%, 07/15/2021	3,815,625
305,000	1.50%, 08/31/2021	308,431
500,000	1.50%, 09/30/2021	506,211
4,250,000	2.88%, 10/15/2021	4,360,234
4,500,000	1.25%, 10/31/2021	4,549,043
145,000	1.50%, 11/30/2021	147,118
4,600,000	2.13%, 12/31/2021	4,705,656
5,100,000	1.50%, 08/15/2022	5,222,520
2,215,000	0.13%, 09/30/2022	2,213,789
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$4,825,000	1.63%, 11/15/2022	$ 4,968,619
4,305,000	1.63%, 12/15/2022	4,438,690
40,000	2.75%, 04/30/2023	42,558
95,000	1.75%, 05/15/2023	98,759
4,550,000	2.75%, 07/31/2023	4,868,145
4,870,000	2.75%, 11/15/2023	5,244,762
2,300,000	2.50%, 01/31/2024	2,469,445
4,150,000	2.75%, 02/15/2024	4,493,348
150,000	2.75%, 02/28/2025	165,644
120,000	2.75%, 06/30/2025	133,266
2,050,000	2.88%, 07/31/2025	2,291,836
3,387,000	2.63%, 12/31/2025	3,769,361
2,500,000	2.63%, 01/31/2026	2,785,937
3,915,000	1.88%, 07/31/2026	4,220,401
4,100,000	2.38%, 05/15/2027	4,569,578
1,500,000	0.38%, 09/30/2027	1,473,047
1,625,000	2.38%, 05/15/2029	1,839,360
565,000	1.50%, 02/15/2030	598,812
7,030,000	0.63%, 08/15/2030	6,866,333
145,000	3.50%, 02/15/2039(f)	197,732
4,020,000	1.13%, 05/15/2040	3,819,628
2,750,000	1.13%, 08/15/2040	2,604,766
120,000	3.00%, 11/15/2044	155,203
30,000	2.50%, 02/15/2045	35,700
110,000	3.00%, 02/15/2048	144,048
35,000	3.13%, 05/15/2048	46,878
75,000	3.00%, 08/15/2048	98,435
275,000	2.00%, 02/15/2050	297,687
4,830,000	1.25%, 05/15/2050(f)	4,360,584
735,000	1.38%, 08/15/2050	685,158
TOTAL U.S. TREASURY BONDS AND NOTES — 41.97% (Cost $97,533,161)		$ 97,385,492
Shares
COMMON STOCK
Communications — 0.11%
9,382	AT&T Inc	253,502
TOTAL COMMON STOCK — 0.11% (Cost $259,471)		$ 253,502
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.23%
127	Boston Scientific Corp 5.50%	13,077
5,071	Bunge Ltd 4.88%	516,228
		529,305
Energy — 0.01%
396	El Paso Energy Capital Trust I 4.75%	18,885

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Financial — 0.21%
171	Bank of America Corp 7.25%	$ 250,840
184	Wells Fargo & Co 7.50%	248,384
		499,224
Utilities — 0.00%(i)
37	NextEra Energy Inc 5.28%	1,815
TOTAL CONVERTIBLE PREFERRED STOCK — 0.45% (Cost $1,053,477)		$ 1,049,229
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.40%
$3,250,000	U.S. Treasury Bills 0.08%, 11/12/2020	3,249,917
Repurchase Agreements — 0.81%
999,959	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,008) with RBC Capital Markets Corp, 0.09%, dated 10/31/20 to be repurchased at $999,959 on 11/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 2/4/21 - 11/1/50, with a value of $1,020,000.(j)	999,959
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 869,861	Undivided interest of 72.67% in a repurchase agreement (principal amount/value $1,197,025 with a maturity value of $1,197,034) with Citigroup Global Markets Inc, 0.09%, dated 10/31/20 to be repurchased at $869,861 on 11/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/20 - 8/20/70, with a value of $1,220,966.(j)	$ 869,861
		1,869,820
TOTAL SHORT TERM INVESTMENTS — 2.21% (Cost $5,119,737)		$ 5,119,737
TOTAL INVESTMENTS — 82.99% (Cost $193,317,404)		$192,583,074
OTHER ASSETS & LIABILITIES, NET — 17.01%		$ 39,476,253
TOTAL NET ASSETS — 100.00%		$232,059,327

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 30, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at October 30, 2020. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at October 30, 2020.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(h)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(i)	Represents less than 0.005% of net assets.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 30, 2020 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
ASSETS:
Investments in securities, fair value (including $1,803,378 of securities on loan)(a)	$190,713,254
Repurchase agreements, fair value(b)	1,869,820
Cash	56,596,035
Dividends and interest receivable	1,190,658
Subscriptions receivable	8,089,096
Receivable for investments sold	22,820
Total Assets	258,481,683
LIABILITIES:
Payable for TBA investments purchased	3,324,583
Payable for director fees	4,009
Payable for distribution fees	7
Payable for investments purchased	21,116,247
Payable for other accrued fees	25,760
Payable for shareholder services fees	28,204
Payable to investment adviser	3,391
Payable upon return of securities loaned	1,869,820
Redemptions payable	50,335
Total Liabilities	26,422,356
NET ASSETS	$232,059,327
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,337,017
Paid-in capital in excess of par	229,845,849
Undistributed/accumulated deficit	(123,539)
NET ASSETS	$232,059,327
NET ASSETS BY CLASS
Investor Class	$220,626,982
Institutional Class	$11,432,345
CAPITAL STOCK:
Authorized
Investor Class	30,000,000
Institutional Class	15,000,000
Issued and Outstanding
Investor Class	22,343,217
Institutional Class	1,026,952
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.87
Institutional Class	$11.13
(a) Cost of investments	$191,447,584
(b) Cost of repurchase agreements	$1,869,820
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 30, 2020 (Unaudited)
Great-West Core Strategies: Flexible Bond Fund
INVESTMENT INCOME:
Interest	$244,616
Income from securities lending	179
Dividends	2,820
Total Income	247,615
EXPENSES:
Management fees	53,130
Shareholder services fees – Investor Class(a)	28,189
Shareholder services fees – Class L(b)	1,306
Audit and tax fees	19,421
Custodian fees	4,662
Director's fees	9,117
Distribution fees – Class L(b)	926
Legal fees	3,020
Pricing fees	11,743
Registration fees	37,005
Shareholder report fees	24
Transfer agent fees	4,010
Other fees	843
Total Expenses	173,396
Less amount waived by investment adviser	83,656
Less amount waived by distributor - Class L(b)	11
Net Expenses	89,729
NET INVESTMENT INCOME	157,886
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	158,016
Net Realized Gain	158,016
Net change in unrealized depreciation on investments	(1,260,758)
Net Change in Unrealized Depreciation	(1,260,758)
Net Realized and Unrealized Loss	(1,102,742)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(944,856)
(a)Investor Class inception date was September 3, 2020.
(b)Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 30, 2020 and fiscal year ended April 30, 2020
Great-West Core Strategies: Flexible Bond Fund	2020 (Unaudited)	2020
OPERATIONS:
Net investment income	$157,886	$271,998
Net realized gain	158,016	224,592
Net change in unrealized appreciation (depreciation)	(1,260,758)	425,125
Net Increase (Decrease) in Net Assets Resulting from Operations	(944,856)	921,715
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	-	(12,748)
Institutional Class	-	(197,495)
From Net Investment Income and Net Realized Gains	0	(210,243)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	223,303,919	-
Class L(b)	551,676	1,003,785
Institutional Class	765,613	1,157,095
Shares issued in reinvestment of distributions
Class L	-	12,748
Institutional Class	-	197,495
Shares redeemed
Investor Class(a)	(1,435,804)	-
Class L(b)	(1,201,814)	(727,316)
Institutional Class	(54,309)	(521,184)
Net Increase in Net Assets Resulting from Capital Share Transactions	221,929,281	1,122,623
Total Increase in Net Assets	220,984,425	1,834,095
NET ASSETS:
Beginning of Period	11,074,902	9,240,807
End of Period	$232,059,327	$11,074,902
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	22,487,980	-
Class L(b)	51,107	98,066
Institutional Class	68,575	110,691
Shares issued in reinvestment of distributions
Class L	-	1,258
Institutional Class	-	19,027
Shares redeemed
Investor Class(a)	(144,763)	-
Class L(b)	(109,341)	(70,567)
Institutional Class	(4,859)	(50,107)
Net Increase	22,348,699	108,368
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/30/2020(Unaudited) (c)	$10.00	0.01	(0.14)	(0.13)	—	—	—	$ 9.87	(1.20%) (d)
Institutional Class
10/30/2020(Unaudited)	$10.86	0.12	0.15	0.27	—	—	—	$11.13	2.49% (d)
4/30/2020	$10.13	0.28	0.65	0.93	(0.20)	—	(0.20)	$10.86	9.32%
4/30/2019 (e)	$10.00	0.27	0.12	0.39	(0.26)	(0.00) (f)	(0.26)	$10.13	3.93% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/30/2020 (Unaudited)(c)	$220,627	1.06% (h)	0.80 (h)	0.40 (h)	44% (d)
Institutional Class
10/30/2020 (Unaudited)	$ 11,432	1.42% (h)	0.45 (h)	2.14 (h)	44% (d)
04/30/2020	$ 10,459	1.37%	0.45	2.64	60%
04/30/2019 (e)	$ 8,949	1.67% (h)	0.45 (h)	3.21 (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Investor Class inception date was September 3, 2020.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: Flexible Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 5, 2020. Investor shares commenced operations on September 3, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Semi-Annual Report - October 30, 2020

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 6,852,132	$ —	$ 6,852,132
Corporate Bonds and Notes	—	67,282,601	—	67,282,601
Convertible Bonds	—	1,805,212	—	1,805,212
Foreign Government Bonds and Notes	—	150,098	—	150,098
Mortgage-Backed Securities	—	12,635,562	—	12,635,562
U.S. Government Agency Bonds and Notes	—	49,509	—	49,509
U.S. Treasury Bonds and Notes	—	97,385,492	—	97,385,492
Common Stock	253,502	—	—	253,502
Convertible Preferred Stock	269,725	779,504	—	1,049,229
Short Term Investments	—	5,119,737	—	5,119,737
Total Assets	$ 523,227	$ 192,059,847	$ 0	$ 192,583,074
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - October 30, 2020

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - October 30, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 30, 2020 were as follows:
Federal tax cost of investments	$193,328,712
Gross unrealized appreciation on investments	737,650
Gross unrealized depreciation on investments	(1,483,288)
Net unrealized depreciation on investments	$(745,638)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.38% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.45% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 30, 2020, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires October 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$108,952	$120,062	$83,656	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $803,250 for the period January 1 through October 30, 2020.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $12,358,587 and $924,762, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $173,623,694 and $15,266,178, respectively.

Semi-Annual Report - October 30, 2020

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 30, 2020, the Fund had securities on loan valued at $1,803,378 and received collateral as reported on the Statement of Assets and Liabilities of $1,869,820 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$285,188
Convertible Bonds	21,200
U.S. Treasury Bonds and Notes	1,563,432
Total secured borrowings	$1,869,820
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 30, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 14, 2020